Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cumulative OTTI recognized in earnings
Cumulative OTTI, beginning of period	$ 10,203	$ 10,683
Additional increase as a result of net impairment losses recognized on investments		250
Decrease as a result of the sale of an investment with net impairment losses		(730)
Cumulative OTTI, end of period	$ 10,203	$ 10,203